Document and Entity Information	Dec. 08, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	SCHWAB CHARLES CORP
Amendment Flag	false
Entity Central Index Key	0000316709
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 08, 2020
Entity File Number	1-9700
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-3025021
Entity Address, Address Line One	211 Main Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	667-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock - $.01 par value per share
Trading Symbol	SCHW
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th ownership interest in a share of 6.00% Non-Cumulative Preferred Stock, Series C
Trading Symbol	SCHW PrC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th ownership interest in a share of 5.95% Non-Cumulative Preferred Stock, Series D
Trading Symbol	SCHW PrD
Security Exchange Name	NYSE